RESEARCH TAX CREDIT (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Tax Reconciliation, Tax Credits, Research	$ 1,329,000	$ 1,421,000	$ 2,739,000	$ 3,330,000